VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.9%
Argentina : 1.0%
MercadoLibre, Inc.
3.12%, 01/14/31 USD 25 $ 21,781
Pampa Energia SA 144A
7.50%, 01/24/27 USD 25 24,772
9.12%, 04/15/29 USD 25 25,572
Pan American Energy LLC
144A
9.12%, 04/30/27 USD 25 26,019
Telecom Argentina SA 144A
9.50%, 07/18/31 USD 25 24,803
YPF Energia Electrica SA
144A
10.00%, 07/25/26 USD 25 25,081
YPF SA 144A
6.95%, 07/21/27 USD 25 23,050
7.00%, 09/30/33 (s) USD 25 22,688
7.00%, 12/15/47 USD 25 18,480
9.00%, 02/12/26 (s) USD 27 27,363
9.00%, 06/30/29 (s) USD 25 25,126
264,735
Australia : 1.1%
FMG Resources August 2006
Pty Ltd. 144A
4.38%, 04/01/31 USD 50 45,250
4.50%, 09/15/27 USD 25 24,001
6.12%, 04/15/32 USD 50 49,557
Mineral Resources Ltd. 144A
8.12%, 05/01/27 USD 100 101,457
9.25%, 10/01/28 USD 25 26,618
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
5.00%, 01/27/30 USD 30 27,624
274,507
Austria : 0.2%
Benteler International AG
144A
10.50% (Term SOFR USD 3
Month+1.85%), 05/15/28 USD 50 53,222
Underline
Bermuda : 0.4%
Borr IHC Ltd. / Borr Finance
LLC 144A
10.00%, 11/15/28 USD 48 50,416
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ USD 34 2,576
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 48,270
101,262
Brazil : 5.7%
Adecoagro SA 144A
6.00% (Term SOFR USD 3
Month+1.85%), 09/21/27 USD 50 48,820
Amaggi Luxembourg
International Sarl 144A
Par
(000’s) Value
Brazil (continued)
5.25% (Term SOFR USD 3
Month+1.85%), 01/28/28 USD 50 $ 47,952
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 44,548
Banco do Brasil SA/Cayman
144A
6.00%, 03/18/31 † USD 50 50,123
Braskem Idesa SAPI 144A
7.45% (Term SOFR USD 3
Month+1.85%), 11/15/29 USD 75 60,420
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 USD 50 46,247
4.50%, 01/31/30 USD 50 43,270
5.88%, 01/31/50 USD 50 37,202
BRF SA 144A
4.88%, 01/24/30 USD 50 45,841
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 USD 50 45,967
Cosan Luxembourg SA 144A
5.50%, 09/20/29 USD 50 47,580
CSN Inova Ventures 144A
6.75%, 01/28/28 † USD 50 48,368
Embraer Netherlands
Finance BV
5.40%, 02/01/27 USD 25 25,028
Klabin Austria GmbH 144A
5.75%, 04/03/29 USD 50 49,707
MARB BondCo Plc 144A
3.95%, 01/29/31 USD 100 83,200
MV24 Capital BV 144A
6.75%, 06/01/34 USD 20 18,695
Nexa Resources SA 144A
6.50%, 01/18/28 USD 50 50,972
Petrobras Global Finance BV
5.60%, 01/03/31 USD 25 24,389
6.00%, 01/27/28 USD 25 25,124
6.25%, 12/14/26 GBP 100 128,988
6.85%, 06/05/15 USD 50 46,273
6.88%, 01/20/40 USD 25 25,048
6.90%, 03/19/49 USD 25 24,365
7.25%, 03/17/44 USD 25 25,954
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 50 45,063
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 USD 50 48,486
Samarco Mineracao SA 144A
9.00%, 06/30/31 USD 102 94,795
Ultrapar International SA
144A
5.25%, 10/06/26 USD 50 49,069
Usiminas International Sarl
144A
5.88%, 07/18/26 USD 50 49,199
XP, Inc. 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
3.25%, 07/01/26 USD 50 $ 47,171
1,427,864
Burkina Faso : 0.1%
IAMGOLD Corp. 144A
5.75%, 10/15/28 USD 25 24,059
Underline
Canada : 8.7%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 † USD 25 22,935
3.88%, 01/15/28 USD 75 70,573
4.00%, 10/15/30 USD 100 89,271
Air Canada 144A
4.62%, 08/15/29 CAD 100 70,985
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82 USD 50 45,758
Allied Properties Real Estate
Investment Trust
1.73%, 02/12/26 CAD 25 17,010
3.10%, 02/06/32 CAD 25 14,528
3.12%, 02/21/30 CAD 25 15,415
AltaGas Ltd.
5.25% (Generic Canadian 5
Year+3.81%), 01/11/82 CAD 15 9,757
7.35% (Generic Canadian 5
Year+4.54%), 08/17/82 CAD 25 18,609
AtkinsRealis Group, Inc.
7.00%, 06/12/26 CAD 25 18,769
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 USD 25 23,190
Baffinland Iron Mines Corp.
/ Baffinland Iron Mines LP
144A
8.75%, 07/15/26 USD 25 22,511
Bausch + Lomb Corp. 144A
8.38%, 10/01/28 USD 50 51,434
Baytex Energy Corp. 144A
8.50%, 04/30/30 USD 50 52,807
Bombardier, Inc. 144A
7.25%, 07/01/31 USD 75 77,303
7.88% (Term SOFR USD 3
Month+1.85%), 04/15/27 USD 57 57,122
8.75%, 11/15/30 USD 25 27,123
Brookfield Property Finance
ULC
3.93%, 08/24/25 CAD 25 17,821
3.93%, 01/15/27 CAD 50 34,940
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
6.25%, 09/15/27 USD 50 49,678
Capital Power Corp.
7.95% (Generic Canadian 5
Year+5.34%), 09/09/82 CAD 25 18,815
Par
(000’s) Value
Canada (continued)
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 $ 24,265
Cineplex, Inc. 144A
7.62%, 03/31/29 CAD 25 18,738
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 25 6,538
Eldorado Gold Corp. 144A
6.25%, 09/01/29 USD 25 24,336
Emera, Inc.
6.75% (ICE LIBOR USD 3
Month+5.44%), 06/15/76 USD 50 49,925
Enerflex Ltd. 144A
9.00%, 10/15/27 USD 25 25,866
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 USD 50 49,812
9.38%, 03/01/29 USD 50 52,650
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 46,405
9.50%, 11/01/27 USD 25 25,178
GFL Environmental, Inc.
144A
3.50%, 09/01/28 USD 25 23,263
3.75%, 08/01/25 USD 25 24,738
4.38%, 08/15/29 USD 25 23,401
4.75%, 06/15/29 USD 25 23,848
5.12%, 12/15/26 USD 25 24,798
6.75%, 01/15/31 USD 25 25,739
goeasy Ltd. 144A
4.38%, 05/01/26 USD 25 24,363
9.25%, 12/01/28 USD 15 16,099
Hudbay Minerals, Inc. 144A
4.50%, 04/01/26 USD 50 48,937
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC 144A
9.00%, 02/15/29 USD 40 41,129
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances 3
Month+5.01%), 03/26/79 CAD 25 18,095
Jones Deslauriers Insurance
Management, Inc. 144A
8.50%, 03/15/30 USD 25 26,245
Keyera Corp.
6.88% (Canada
Bankers' Acceptances 3
Month+5.17%), 06/13/79 CAD 25 18,412
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances 3
Month+2.42%), 06/15/32 CAD 25 17,515
Mattamy Group Corp. 144A
4.62%, 03/01/30 † USD 25 23,433
MEG Energy Corp. 144A
5.88%, 02/01/29 USD 25 24,704

Par
(000’s) Value
Canada (continued)
Mercer International, Inc.
5.12%, 02/01/29 USD 50 $ 42,420
Methanex Corp.
5.25%, 12/15/29 USD 50 48,701
New Gold, Inc. 144A
7.50%, 07/15/27 USD 25 25,312
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 † USD 25 22,636
5.25%, 06/01/27 USD 40 39,070
9.00%, 02/15/30 USD 25 26,461
Open Text Corp. 144A
3.88%, 02/15/28 USD 25 23,361
3.88%, 12/01/29 USD 25 22,715
Parkland Corp. 144A
4.50%, 10/01/29 USD 75 70,085
Pembina Pipeline Corp.
4.80% (Generic Canadian 5
Year+4.17%), 01/25/81 CAD 25 16,543
Rogers Communications, Inc.
5.00% (Generic Canadian 5
Year+3.58%), 12/17/81 CAD 50 35,286
Rogers Communications,
Inc. 144A
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82 USD 50 48,510
Strathcona Resources Ltd.
144A
6.88%, 08/01/26 USD 25 25,125
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 25 23,249
Teine Energy Ltd. 144A
6.88%, 04/15/29 USD 25 24,809
Telesat Canada / Telesat LLC
144A
5.62%, 12/06/26 USD 25 11,981
TransAlta Corp.
7.75%, 11/15/29 USD 25 26,246
Trivium Packaging Finance
BV Reg S
3.75%, 08/15/26 EUR 100 106,656
2,193,952
Cayman Islands : 1.0%
Arabian Centres Sukuk II Ltd.
144A
5.62% (Term SOFR USD 3
Month+1.85%), 10/07/26 USD 100 94,551
Banco do Brasil SA 144A
6.25% (Term SOFR USD 3
Month+1.85%), 04/18/30 USD 50 51,122
Oryx Funding Ltd. 144A
5.80%, 02/03/31 USD 100 99,712
245,385
Chile : 0.2%
Latam Airlines Group SA
144A
13.38%, 10/15/29 USD 50 57,831
Underline
Par
(000’s) Value
China : 1.1%
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) USD 300 $ 287,250
Underline
Colombia : 2.7%
Banco de Bogota SA 144A
6.25%, 05/12/26 USD 50 49,818
Ecopetrol SA
4.62%, 11/02/31 USD 50 41,444
5.38%, 06/26/26 USD 50 49,425
5.88%, 05/28/45 USD 75 54,226
6.88%, 04/29/30 USD 75 73,429
8.38%, 01/19/36 USD 75 74,671
8.62%, 01/19/29 USD 50 53,076
8.88%, 01/13/33 USD 75 78,418
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 66,376
Grupo Aval Ltd. 144A
4.38%, 02/04/30 USD 100 85,185
Orazul Energy Peru SA 144A
5.62%, 04/28/27 USD 50 47,825
673,893
Costa Rica : 0.2%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 50 44,672
Underline
Cyprus : 0.2%
MHP Lux SA 144A
6.95%, 04/03/26 USD 50 41,540
Underline
Czech Republic : 0.8%
Allwyn International AS Reg
S
3.88%, 02/15/27 EUR 100 106,992
EP Infrastructure AS Reg S
1.70%, 07/30/26 EUR 100 101,913
208,905
Denmark : 0.4%
Orsted AS Reg S
1.75% (EUR Swap Annual 5
Year+1.95%), 12/09/19 EUR 100 98,460
Underline
Finland : 0.3%
SBB Treasury Oyj Reg S
1.12%, 11/26/29 EUR 100 67,070
Underline
France : 10.1%
Air France-KLM Reg S
8.12%, 05/31/28 EUR 100 120,552
Altice France SA 144A
5.12% (Term SOFR USD 3
Month+1.85%), 07/15/29 USD 100 70,235
5.50%, 10/15/29 USD 50 35,224
Banijay Entertainment SAS
144A
8.12%, 05/01/29 USD 50 51,816
CAB Selas Reg S

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
France (continued)
3.38%, 02/01/28 EUR 100 $ 100,632
Cerba Healthcare SACA
Reg S
3.50%, 05/31/28 EUR 100 90,733
Constellium SE 144A
3.75%, 04/15/29 USD 100 91,342
Electricite de France SA 144A
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 12/31/99 (o) USD 50 55,522
Electricite de France SA Reg
S
3.38% (EUR Swap Annual 5
Year+3.97%), 12/31/99 (o) EUR 200 193,938
Elis SA Reg S
1.62%, 04/03/28 EUR 100 100,973
ELO SACA Reg S
6.00%, 03/22/29 EUR 100 102,475
Eutelsat SA Reg S
2.25%, 07/13/27 EUR 100 96,842
Forvia SE Reg S
2.38%, 06/15/27 EUR 100 102,977
2.75%, 02/15/27 EUR 100 104,345
Iliad Holding SASU 144A
6.50%, 10/15/26 USD 100 100,306
7.00%, 10/15/28 USD 100 100,358
Iliad Holding SASU Reg S
5.12%, 10/15/26 EUR 100 109,114
Loxam SAS Reg S
3.75%, 07/15/26 EUR 100 107,180
Matterhorn Telecom SA
Reg S
3.12%, 09/15/26 EUR 100 106,638
Renault SA Reg S
1.00%, 11/28/25 EUR 75 78,752
2.38%, 05/25/26 EUR 100 105,612
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 100,890
SNF Group SACA Reg S
2.62%, 02/01/29 EUR 100 101,447
Tereos Finance Groupe I SA
Reg S
7.25%, 04/15/28 EUR 100 114,068
Valeo SE Reg S
1.00%, 08/03/28 EUR 100 95,826
Veolia Environnement SA
Reg S
2.50% (EUR Swap Annual 5
Year+2.84%), 12/31/99 (o) EUR 100 98,400
2,536,197
Germany : 4.4%
Bayer AG Reg S
3.12% (EUR Swap Annual 5
Year+3.11%), 11/12/79 EUR 100 100,142
Cheplapharm Arzneimittel
GmbH Reg S
4.38%, 01/15/28 EUR 100 104,360
Commerzbank AG Reg S
Par
(000’s) Value
Germany (continued)
4.00%, 03/23/26 EUR 150 $ 162,920
4.00%, 03/30/27 EUR 50 54,813
Gruenenthal GmbH Reg S
3.62%, 11/15/26 EUR 100 106,587
IHO Verwaltungs GmbH
144A
6.00%, 05/15/27 USD 100 99,636
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 95,602
Nidda Healthcare Holding
GmbH Reg S
7.50%, 08/21/26 EUR 100 111,074
Schaeffler AG Reg S
2.88%, 03/26/27 EUR 50 52,861
3.38%, 10/12/28 EUR 100 105,309
ZF Europe Finance BV Reg S
3.00%, 10/23/29 EUR 100 99,768
1,093,072
Greece : 2.2%
Alpha Services and Holdings
SA Reg S
5.50% (EUR Swap Annual 5
Year+5.82%), 06/11/31 EUR 100 109,436
Eurobank SA Reg S
2.00% (EUR Swap Annual 1
Year+2.40%), 05/05/27 EUR 100 105,559
National Bank of Greece SA
Reg S
2.75% (EUR Swap Annual 5
Year+3.30%), 10/08/26 EUR 100 107,426
Piraeus Bank SA Reg S
7.25% (EUR Swap Annual 1
Year+3.69%), 07/13/28 EUR 100 118,294
Public Power Corp. SA Reg S
4.38%, 03/30/26 EUR 100 108,616
549,331
Guatemala : 0.4%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 USD 100 96,064
Underline
Hong Kong : 1.8%
Huarong Finance 2017 Co.
Ltd. Reg S
4.25%, 11/07/27 USD 200 188,180
Melco Resorts Finance Ltd.
144A
5.62%, 07/17/27 † USD 50 47,742
5.75%, 07/21/28 USD 50 46,976
RKPF Overseas 2020 A Ltd.
Reg S
5.20%, 07/12/29 USD 184 77,354
Studio City Finance Ltd. 144A
5.00%, 01/15/29 USD 100 89,176
449,428

Par
(000’s) Value
India : 1.3%
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 $ 100,746
JSW Steel Ltd. 144A
5.05%, 04/05/32 USD 100 91,911
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 USD 91 88,728
Shriram Finance Ltd. 144A
6.62%, 04/22/27 USD 50 50,360
331,745
Indonesia : 0.4%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 1,444
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 USD 100 99,005
100,449
Ireland : 0.9%
C&W Senior Finance Ltd.
144A
6.88%, 09/15/27 USD 50 48,871
Virgin Media Vendor
Financing Notes III DAC
Reg S
4.88%, 07/15/28 GBP 150 176,146
225,017
Israel : 0.5%
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 USD 25 23,662
6.75%, 06/30/30 USD 15 13,479
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 USD 25 24,880
Teva Pharmaceutical Finance
Netherlands III BV
4.10%, 10/01/46 USD 50 35,274
6.75%, 03/01/28 † USD 25 25,686
122,981
Italy : 7.3%
Abertis Infraestructuras
Finance BV Reg S
3.25% (EUR Swap Annual 5
Year+3.69%), 12/31/99 (o) EUR 100 106,104
Banco BPM SpA Reg S
3.25% (EUR Swap Annual 5
Year+3.80%), 01/14/31 EUR 100 106,143
BPER BANCA Reg S
3.62% (EUR Swap Annual 5
Year+4.08%), 11/30/30 EUR 100 106,910
Infrastrutture Wireless
Italiane SpA Reg S
1.88%, 07/08/26 EUR 100 104,945
Intesa Sanpaolo SpA 144A
4.20% (US Treasury
Yield Curve Rate T 1
Year+2.60%), 06/01/32 USD 25 21,661
Par
(000’s) Value
Italy (continued)
4.95% (US Treasury
Yield Curve Rate T 1
Year+2.75%), 06/01/42 USD 25 $ 19,399
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30 EUR 100 102,128
3.93%, 09/15/26 EUR 100 108,905
Mundys SpA Reg S
1.88%, 02/12/28 EUR 100 100,675
Nexi SpA Reg S
2.12%, 04/30/29 EUR 100 99,440
Poste Italiane SpA Reg S
2.62% (EUR Swap Annual 5
Year+2.68%), 12/31/99 (o) EUR 100 97,467
Telecom Italia Capital SA
6.38%, 11/15/33 USD 25 24,389
7.72%, 06/04/38 USD 100 101,757
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 96,252
2.38%, 10/12/27 EUR 100 102,836
Terna - Rete Elettrica
Nazionale Reg S
2.38% (EUR Swap Annual 5
Year+2.12%), 12/31/99 (o) EUR 100 101,447
UniCredit SpA Reg S
2.73% (EUR Swap Annual 5
Year+2.80%), 01/15/32 EUR 200 208,877
UnipolSai Assicurazioni SpA
Reg S
3.88%, 03/01/28 EUR 100 107,880
Webuild SpA Reg S
7.00%, 09/27/28 EUR 100 116,549
1,833,764
Japan : 2.0%
Rakuten Group, Inc. 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.58%), 12/31/99 (o) USD 100 91,590
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 12/31/99
(o) † USD 25 20,903
SoftBank Group Corp. Reg S
5.12%, 09/19/27 USD 200 192,194
6.88% (USD SOFR Spread-
Adjusted ICE Swap Rate 5
Year+4.85%), 12/31/99 (o) USD 200 196,633
501,320
Luxembourg : 7.6%
Aegea Finance Sarl 144A
9.00% (Term SOFR USD 3
Month+1.85%), 01/20/31 † USD 50 52,777
Agps Bondco Plc Reg S
5.00%, 01/14/29 EUR 100 34,919
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.
144A
6.12% (Term SOFR USD 3
Month+1.85%), 10/15/26 USD 100 98,880
Altice Financing SA 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
5.00% (Term SOFR USD 3
Month+1.85%), 01/15/28 USD 150 $ 119,943
Altice France Holding SA
144A
10.50% (Term SOFR USD 3
Month+1.85%), 05/15/27 USD 150 56,327
Altice France Holding SA
Reg S
8.00%, 05/15/27 EUR 100 37,625
Altice France SA 144A
8.12% (Term SOFR USD 3
Month+1.85%), 02/01/27 † USD 100 80,947
Ardagh Packaging Finance
Plc / Ardagh Holdings USA,
Inc. 144A
4.12%, 08/15/26 † USD 125 105,863
5.25% (Term SOFR USD 3
Month+1.85%), 08/15/27 † USD 75 43,601
Cidron Aida Finco Sarl Reg S
5.00%, 04/01/28 EUR 100 100,821
Cirsa Finance International
Sarl Reg S
4.50%, 03/15/27 EUR 100 107,064
Codere Finance 2
Luxembourg SA Reg S
11.00%, 09/30/26 EUR 26 13,324
Consolidated Energy Finance
SA 144A
12.00%, 02/15/31 USD 50 49,425
CPI Property Group SA Reg S
2.75%, 05/12/26 EUR 100 101,383
CSN Resources SA 144A
4.62%, 06/10/31 USD 50 39,892
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 25 22,462
5.88%, 03/30/31 USD 35 29,974
Engineering - Ingegneria
Informatica - SpA Reg S
5.88%, 09/30/26 EUR 100 99,308
Eurofins Scientific SE Reg S
3.25% (Euribor 3 Month
ACT/360+2.67%), 12/31/99
(o) EUR 100 105,854
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 47 43,332
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 100 84,191
Petrorio Luxembourg
Holding Sarl 144A
6.12%, 06/09/26 USD 50 49,492
Stena International SA Reg S
7.25%, 02/15/28 EUR 100 113,580
Summer BC Holdco B Sarl
Reg S
5.75%, 10/31/26 EUR 100 107,736
Par
(000’s) Value
Luxembourg (continued)
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 $ 105,175
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 98,131
1,902,026
Malta : 0.3%
VistaJet Malta Finance Plc
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 † USD 50 39,879
7.88%, 05/01/27 † USD 50 45,306
85,185
Mauritius : 0.5%
Greenko Power II Ltd. 144A
4.30%, 12/13/28 USD 130 121,683
Underline
Mexico : 3.5%
Cemex SAB de CV 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) USD 50 48,853
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 12/31/99 (o) USD 25 26,981
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 USD 50 48,337
Nemak SAB de CV 144A
3.62%, 06/28/31 USD 25 19,941
Petroleos Mexicanos
5.35%, 02/12/28 USD 25 22,654
5.95%, 01/28/31 USD 75 61,927
6.50%, 03/13/27 USD 75 72,178
6.62%, 06/15/35 USD 50 38,859
6.70%, 02/16/32 USD 100 85,322
6.75%, 09/21/47 USD 100 67,758
6.84%, 01/23/30 USD 50 44,792
6.88%, 08/04/26 USD 50 49,340
6.95%, 01/28/60 USD 75 50,642
7.69%, 01/23/50 USD 125 91,890
10.00%, 02/07/33 USD 25 25,501
Petroleos Mexicanos Reg S
3.75%, 11/16/25 GBP 100 122,303
877,278
Morocco : 0.4%
OCP SA 144A
6.88%, 04/25/44 USD 100 98,078
Underline
Netherlands : 6.1%
Braskem Netherlands
Finance BV 144A
7.25%, 02/13/33 † USD 50 48,158
Dufry One BV Reg S
2.00%, 02/15/27 EUR 100 102,905
Embraer Netherlands
Finance BV 144A
7.00%, 07/28/30 USD 50 52,864
Odido Holding BV Reg S
3.75%, 01/15/29 EUR 100 104,023

Par
(000’s) Value
Netherlands (continued)
Petrobras Global Finance BV
5.50%, 06/10/51 USD 25 $ 20,454
6.50%, 07/03/33 † USD 25 25,478
PPF Telecom Group BV Reg S
3.25%, 09/29/27 EUR 100 106,202
Selecta Group BV Reg S
8.00%, 04/01/26 EUR 53 56,567
Sunrise FinCo I BV 144A
4.88%, 07/15/31 USD 100 91,076
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8
Year+2.62%), 12/31/99 (o) EUR 100 97,321
TenneT Holding BV Reg S
2.37% (EUR Swap Annual 5
Year+2.72%), 12/31/99 (o) EUR 100 105,809
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 106,692
4.38%, 05/09/30 EUR 100 106,622
7.38%, 09/15/29 EUR 100 121,525
United Group BV Reg S
3.62%, 02/15/28 EUR 100 104,439
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 100 97,266
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual 5
Year+3.32%), 12/31/99 (o) EUR 100 97,829
Ziggo BV 144A
4.88%, 01/15/30 USD 100 91,157
1,536,387
Panama : 0.4%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 USD 72 63,942
Banistmo SA 144A
4.25%, 07/31/27 USD 50 47,693
111,635
Peru : 0.7%
Minsur SA 144A
4.50%, 10/28/31 USD 50 44,800
Peru LNG Srl 144A
5.38%, 03/22/30 USD 100 88,101
Petroleos del Peru SA 144A
4.75%, 06/19/32 USD 75 56,524
189,425
Poland : 0.4%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 89,848
Underline
Portugal : 0.9%
EDP SA Reg S
5.94% (EUR Swap Annual 5
Year+3.18%), 04/23/83 EUR 100 112,809
Novo Banco SA Reg S
Par
(000’s) Value
Portugal (continued)
4.25% (Euribor 3 Month
ACT/360+1.30%), 03/08/28 EUR 100 $ 109,662
222,471
Romania : 0.5%
Banca Transilvania SA Reg S
8.88% (EUAMDB01+5.58%),
04/27/27 EUR 100 114,603
Underline
South Africa : 0.2%
Sasol Financing USA LLC
6.50%, 09/27/28 † USD 50 49,003
Underline
Spain : 2.5%
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 633
1.50%, 10/26/24 (d) * USD 63 228
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 542
Banco de Credito Social
Cooperativo SA Reg S
5.25% (EUR Swap Annual 5
Year+5.42%), 11/27/31 EUR 100 108,035
Banco de Sabadell SA Reg S
2.50% (EUR Swap Annual 5
Year+2.95%), 04/15/31 EUR 100 105,348
Grifols SA Reg S
3.88%, 10/15/28 EUR 100 95,512
Lorca Telecom Bondco SA
Reg S
4.00%, 09/18/27 EUR 100 107,534
Telefonica Europe BV Reg S
3.88% (EUR Swap Annual 8
Year+2.97%), 12/31/99 (o) EUR 100 107,450
Unicaja Banco SA Reg S
7.25% (EUR Swap Annual 1
Year+4.25%), 11/15/27 EUR 100 115,947
641,229
Sweden : 1.5%
Castellum AB Reg S
3.12% (EUR Swap Annual 5
Year+3.45%), 12/31/99 (o) EUR 100 98,457
Intrum AB Reg S
3.00%, 09/15/27 EUR 100 75,301
Verisure Midholding AB
Reg S
5.25%, 02/15/29 EUR 100 107,215
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 109,109
390,082
Tanzania : 0.2%
AngloGold Ashanti Holdings
Plc
6.50%, 04/15/40 USD 40 40,723
Underline
Turkey : 2.4%
Akbank TAS 144A
6.80% (Term SOFR USD 3
Month+1.85%), 02/06/26 USD 50 50,213

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 USD 50 $ 51,492
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 USD 100 98,212
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 USD 100 96,793
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 USD 100 97,792
Turkiye Vakiflar Bankasi TAO
144A
6.50%, 01/08/26 USD 100 99,909
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 USD 100 100,191
594,602
United Arab Emirates : 0.4%
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 USD 100 96,227
Underline
United Kingdom : 10.5%
Ardonagh Finco Ltd. 144A
7.75%, 02/15/31 USD 100 101,513
Aston Martin Capital
Holdings Ltd. 144A
10.00%, 03/31/29 USD 50 50,240
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 † USD 75 73,491
BCP V Modular Services
Finance II Plc Reg S
4.75%, 11/30/28 EUR 100 103,233
Bellis Finco Plc Reg S
4.00%, 02/16/27 GBP 100 118,395
British Telecommunications
Plc Reg S
1.87% (EUR Swap Annual 5
Year+2.13%), 08/18/80 EUR 100 105,670
Connect Finco Sarl / Connect
US Finco LLC 144A
6.75%, 10/01/26 USD 100 98,384
eG Global Finance Plc 144A
12.00%, 11/30/28 USD 100 107,176
Global Auto Holdings Ltd./
AAG FH UK Ltd 144A
8.75%, 01/15/32 USD 50 47,804
Howden UK Refinance Plc
/ Howden UK Refinance
2 PLC / Howden US
Refinance LLC 144A
7.25%, 02/15/31 USD 50 50,183
IHS Holding Ltd. 144A
5.62%, 11/29/26 USD 50 47,739
INEOS Finance Plc Reg S
6.62%, 05/15/28 EUR 100 111,870
Par
(000’s) Value
United Kingdom (continued)
INEOS Quattro Finance 2 Plc
144A
9.62%, 03/15/29 † USD 100 $ 107,314
Jaguar Land Rover
Automotive Plc Reg S
4.50%, 07/15/28 EUR 100 108,475
Jerrold Finco Plc Reg S
5.25%, 01/15/27 GBP 100 125,314
Marks & Spencer Plc 144A
7.12%, 12/01/37 USD 40 43,474
Motion Bondco DAC 144A
6.62%, 11/15/27 † USD 100 98,548
Nomad Foods Bondco Plc
Reg S
2.50%, 06/24/28 EUR 100 101,570
Paysafe Finance Plc / Paysafe
Holdings US Corp. 144A
4.00%, 06/15/29 USD 100 92,548
Sisecam UK Plc 144A
8.62%, 05/02/32 USD 50 51,041
Standard Chartered Plc 144A
7.01% (ICE LIBOR USD 3
Month+1.46%), 07/30/37
(o) USD 50 50,966
Tullow Oil Plc 144A
10.25%, 05/15/26 USD 94 90,844
Vedanta Resources Finance
II Plc 144A
13.88%, 12/09/28 USD 84 83,971
Victoria Plc Reg S
3.62%, 08/24/26 EUR 100 93,750
Virgin Media Secured
Finance Plc Reg S
4.25%, 01/15/30 GBP 100 111,465
Vmed O2 UK Financing I Plc
Reg S
4.00%, 01/31/29 GBP 100 112,989
Vodafone Group Plc
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 USD 25 25,921
Vodafone Group Plc Reg S
4.88% (GBP Swap 5
Year+3.27%), 10/03/78 GBP 100 126,791
8.00% (UK Govt Bonds
5 Year Note Generic Bid
Yield+3.84%), 08/30/86 GBP 100 139,368
WE Soda Investments
Holding Plc 144A
9.50%, 10/06/28 USD 50 51,486
2,631,533
United States : 4.1%
Amer Sports Co. 144A
6.75%, 02/16/31 USD 25 24,883
Garrett Motion Holdings, Inc.
/ Garrett LX I Sarl 144A
7.75%, 05/31/32 USD 50 50,872
LCPR Senior Secured
Financing DAC 144A

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
6.75%, 10/15/27 USD 75 $ 69,981
MGM China Holdings Ltd.
144A
5.88%, 05/15/26 USD 100 98,962
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 84 81,078
Open Text Holdings, Inc.
144A
4.12%, 02/15/30 USD 50 45,648
Optics Bidco SpA 144A
7.72%, 06/04/38 USD 100 107,211
Playtika Holding Corp. 144A
4.25%, 03/15/29 USD 25 22,240
Q-Park Holding I BV Reg S
2.00%, 03/01/27 EUR 100 102,899
Ritchie Bros Holdings, Inc.
144A
7.75%, 03/15/31 USD 50 52,638
Sasol Financing USA LLC
4.38%, 09/18/26 † USD 50 47,901
5.50%, 03/18/31 USD 50 43,534
Telesat Canada / Telesat LLC
144A
6.50%, 10/15/27 USD 25 7,461
Wynn Macau Ltd. 144A
5.12%, 12/15/29 USD 75 68,645
5.50%, 01/15/26 USD 25 24,599
Par
(000’s) Value
United States (continued)
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 USD 125 $ 127,533
6.88%, 04/14/28 USD 50 51,286
1,027,371
Uzbekistan : 0.2%
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 USD 50 42,556
Underline
Zambia : 0.2%
First Quantum Minerals Ltd.
144A
6.88%, 10/15/27 USD 50 49,204
Underline
Total Corporate Bonds
(Cost: $26,488,064) 24,815,124
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.3%
Money Market Fund: 3.3%
(Cost: $826,747)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 826,747 826,747
Total Investments: 102.2%
(Cost: $27,314,811) 25,641,871
Liabilities in excess of other assets: (2.2)% (541,803)
NET ASSETS: 100.0% $ 25,100,068
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $878,516.
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,549,042, or 42.0% of net assets.